As filed via EDGAR with the Securities and Exchange Commission on October 24, 1997
                                                               File No. 811-8358
                                                       Registration No. 33-75250
--------------------------------------------------------------------------------



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               ------------------

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          |X|

                         Pre-Effective Amendment No.                        |_|




                       Post-Effective Amendment No. 9                       |X|


                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940




                       Post-Effective Amendment No. 9                       |X|
                       ------------------------------
                                MUTUAL FUND TRUST
               (Exact Name of Registrant as Specified in Charter)



                              101 Park Avenue,
                            New York, New York 10178
               --------------------------------------------------
                     (Address of Principal Executive Office)

       Registrant's Telephone Number, including Area Code: (212) 492-1600

                               Copies to:
George Martinez, Esq.          Peter Eldridge, Esq          Gary S. Schpero, Esq.
Mutual Fund Trust              Chemical Bank                Simpson Thacher & Bartlett
125 West 55th Street           270 Park Avenue              425 Lexington Avenue
New York, New York  10019      New York, New York 10017     New York, New York 10017
--------------------------------------------------------------------------------------

(Name and Address of Agent for Service)


It is proposed that this filing will become effective:

     |X| immediately upon filing pursuant to   | | on (          ) pursuant to
         paragraph (b)                             paragraph (b)
     |_| 60 days after filing pursuant to      |_| on (          ) pursuant to
         paragraph (a)(1)                          paragraph (a)(1)
     |_| 75 days after filing pursuant to      |_| on (           ) pursuant to
         paragraph (a)(2)                          paragraph (a)(2) rule 485.

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               ------------------
The Registrant has registered an indefinite number or amount of its shares of common stock for each of its three series of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940 on July 18, 1994 and the Rule 24f-2 Notice for the Registrant's fiscal year ended August 31, 1996 was filed on October 23, 1996.

                                MUTUAL FUND TRUST
                       Registration Statement on Form N-1A

                              CROSS-REFERENCE SHEET
            Pursuant to Rule 495(a) under the Securities Act of 1933


                                VISTA(SM) SHARES
                            VISTA(SM) PREMIER SHARES
                         VISTA(SM) INSTITUTIONAL SHARES
                    VISTA(SM) NEW YORK TAX FREE INCOME FUND
             VISTA(SM) CALIFORNIA INTERMEDIATE TAX FREE INCOME FUND
                         VISTA(SM) TAX FREE INCOME FUND
                VISTA(SM) PRIME MONEY MARKET FUND CLASS B SHARES


           Item Number                                                                            Statement of
           Form N-1A,                                                                              Additional
             Part A                 Prospectus Caption                                         Information Caption
           -----------              ------------------                                         -------------------

                  Captions in parenthesis indicate Income Fund
                                    Prospectus captions which do not exist in the Money Market Fund Prospectuses.

                1                   Front Cover Page                                                    *

              2(a)                  Expense Summary                                                     *

               (b)                  Not Applicable                                                      *

              3(a)                  Financial Highlights                                                *

               (b)                  Not Applicable                                                      *

               (c)                  Performance Information                                             *

              4(a)(b)               Fund Objectives and Investment Approach;                            *
                                    (Fund Objective; Investment Policies)
                                    Other Information Concerning the Fund(s)

               (c)                  Fund Objectives and Investment Approach;                            *
                                    Common Investment Policies (Money Market
                                    Funds Only); (Fund Objectives; Investment
                                    Policies)

               5(a)                 Management                                                          *

               (b)                  Management                                                          *

               (c)                  Management                                                          *

               (d)                  Other Information Concerning the Fund(s)                            *

               (e)                  Back Covers                                                         *

               (f)                  Financial Highlights; Other Information                             *
                                    Concerning the Fund(s)

            5A.(a-b)                Not Applicable                                                      *

              6(a)                  Other Information Concerning the Fund(s)                            *

               (b)                  Not Applicable                                                      *

               (c)                  Not Applicable                                                      *

           Item Number                                                                            Statement of
           Form N-1A,                                                                              Additional
             Part A                 Prospectus Caption                                         Information Caption
           -----------              ------------------                                         -------------------

               (d)                  Not Applicable                                                      *

               (e)                  How to Buy, Sell and Exchange Shares; (About
                                    Your Investment); Other Information Concerning
                                    the Fund(s)                                                         *

               (f)                  How Dividends and Distributions are Made;                           *
                                    Tax Information; (How Distributions are Made;
                                    Tax Information)

               (g)                  How Dividends and Distributions are Made;                       Tax Matters
                                    Tax Information; (How Distributions are Made;
                                    Tax Information)

               (h)                  How to Buy, Sell and Exchange Shares; (About Your
                                    Investment); Other Information Concerning the Fund(s)               *

              7(a)                  How to Buy, Sell and Exchange Shares; Other                         *
                                    Information Concerning the Fund(s)

               (b)                  How the Fund(s) Value Their (its) Shares;                           *
                                    How to Buy, Sell and Exchange Shares;
                                    Other Information Concerning the Fund(s)

               (c)                  How to Buy, Sell and Exchange Shares                                *

               (d)                  How to Buy, Sell and Exchange Shares                                *

               (e)                  Management; Other Information Concerning                            *
                                    the Fund(s)

               (f)                  Other Information Concerning the Fund(s)                   Management of the
                                                                                                Trust and Funds

              8(a)                  How to Buy, Sell and Exchange Shares                                *

               (b)                  How to Buy, Sell and Exchange Shares                                *

               (c)                  How to Buy, Sell and Exchange Shares                                *

               (d)                  How to Buy, Sell and Exchange Shares                                *

              9                     Not Applicable                                                      *

Item Number
Form N-1A,                                                           Statement of Additional
  Part B            Prospectus Caption                                 Information Caption
-----------         ------------------                               -----------------------

10                       *                                           Front Cover Page

11                       *                                           Front Cover Page

12                       *                                           Not Applicable

13                  Fund Objectives and Investment Approach          Investment Policies and
                    (Fund Objectives; Investment Policies)           Restrictions

14                       *                                           Management of the Trust and Funds

15(a)                    *                                           Not Applicable

  (b)                    *                                           Principal Holders

  (c)                    *                                           Principal Holders

16(a)               Management                                       Management of the Trust and Funds

Item Number
Form N-1A,                                                           Statement of Additional
  Part B            Prospectus Caption                                 Information Caption
-----------         ------------------                               -----------------------

  (b)               Management                                       Management of the Trust and Funds

  (c)               Other Information Concerning                     Management of the Trust and Funds
                    the Fund(s)

  (d)               Management                                       Management of the Trust and Funds

  (e)                    *                                           Not Applicable

  (f)               How to Buy, Sell and Exchange Shares;            Management of the Trust and Funds
                    Other Information Concerning the Fund(s)

  (g)                    *                                           Not Applicable

  (h)                    *                                           Management of the Trust and Funds;
                                                                     Independent Accountants


  (i)                    *                                           Not Applicable

17                  Fund Objectives and Investment Approach;         Investment Policies and
                    (Fund Objective; Investment Policies)            Restrictions

18                  Other Information Concerning the Fund(s)         General Information

19(a)               How to Buy, Sell and Exchange Shares                        *

  (b)               How the Fund(s) Value Their (its) Shares         Determination of Net Asset
                                                                     Value



Item Number
Form N-1A,                                                           Statement of Additional
  Part B            Prospectus Caption                                 Information Caption
-----------         ------------------                               -----------------------

  (c)                    *                                           Purchases, Redemptions
                                                                     and Exchanges

20                  How Dividends and Distributions Are Made;        Tax Matters
                    Tax Information; (How Distributions are
                    Made; Tax Information)

21(a)                    *                                           Management of the Trust and Funds

  (b)                    *                                           Management of the Trust and Funds

  (c)                    *                                           Not Applicable

22                       *                                           Performance Information

23                       *                                           Not Applicable

Part C

         Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                EXPLANATORY NOTE

         The Prospectus for Vista Class shares of the Vista 100% U.S. Treasury Securities Money Market Fund, Vista Federal Money Market Fund, Vista Treasury Plus Money Market Fund, Vista U.S. Government Money Market Fund, Vista Cash Management Fund, Vista Tax Free Money Market Fund, Vista New York Tax Free Money Market Fund and Vista California Tax Free Money Market Fund; the Prospectus for Premier Class shares of the Vista 100% U.S. Treasury Securities Money Market Fund, Vista Federal Money Market Fund, Vista Treasury Plus Money Market Fund, Vista U.S. Government Money Market Fund, Vista Cash Management Fund, Vista Prime Money Market Fund and Vista Tax Free Money Market Fund; the Prospectus for Institutional Class shares of the Vista 100% U.S. Treasury Securities Money Market Fund, Vista Federal Money Market Fund, Vista Treasury Plus Money Market Fund, Vista U.S. Government Money Market Fund, Vista Cash Management Fund, Vista Prime Money Market Fund and Vista Tax Free Money Market Fund; the Prospectuses for Class A and Class B shares of the Vista Tax Free Income Fund and Vista New York Tax Free Income Fund, the Prospectus for shares of the Vista California Intermediate Tax Free Income Fund, the Prospectus for Vista Class shares of the Vista U.S. Government Money Market Fund, the Prospectus for Vista Class shares of the Vista Federal Money Market Fund and Vista Cash Management Fund and the Prospectus for Class A shares of the Vista Tax Free Income Fund, each dated December 27, 1996, are incorporated by reference to the Registrant's filing of definitive copies under rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act") on December 31, 1996.

         The Prospectus Supplement for Class A and Class B shares of the Vista Tax Free Income Fund and Vista New York Tax Free Income Fund and shares of the Vista California Intermediate Tax Free Income Fund is incorporated by reference to the Registrant's filing of a definitive copy under Rule 497(e) of the Securities Act on October 8, 1997.

         The Statement of Additional Information for the Vista 100% U.S. Treasury Securities Money Market Fund, Vista Federal Money Market Fund,
Vista Treasury Plus Money Market Fund, Vista U.S. Government Money Market Fund, Vista Cash Management Fund, Vista Tax Free Money Market Fund, Vista New York Tax Free Money Market Fund, Vista California Tax Free Money Market Fund, Vista Prime Money Market Fund, Vista Tax Free Income Fund, Vista New York Tax Free Income Fund and Vista California Intermediate Tax Free Income Fund, dated December 27, 1996 (the "SAI") is incorporated by reference to the Registrant's filing of a definitive copy under Rule 497(j) of the Securities Act on December 31, 1996.

         The Statement of Additional Supplement to the SAI, dated July 18, 1997, is incorporated by reference to the Registrant's filing of a definitive copy under Rule 497(e) of the Securities Act on July 18, 1997.

                       ===================================
                                  PROSPECTUS

                         VISTA(SM) CASH MANAGEMENT FUND
                                VISTA(SM) SHARES


                       -----------------------------------
                       INVESTMENT STRATEGY: CURRENT INCOME

                       -----------------------------------


--------------------------------------------------------------------------------


   This Prospectus explains concisely what you should know before investing. Please read it carefully and keep it for future reference. You can find more detailed information about the Fund in their December 27, 1996 Statement of

Additional Information, as amended periodically (the "SAI"). For a free copy of the SAI, call Chase Global Funds Services Company at (800) 437-9912. The SAI
           has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.



  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES
   AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
                               A CRIMINAL OFFENSE.



     INVESTMENTS IN THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN
                  A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

     INVESTMENTS IN THE FUND ARE SUBJECT TO RISK--INCLUDING POSSIBLE LOSS OF PRINCIPAL. SHARES OF THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR
  GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES
    AND ARE NOT INSURED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE
                           BOARD OR ANY OTHER AGENCY.

`                                October 24, 1997

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

EXPENSE SUMMARY

-------------------------------------------------------------------------------




Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Fund based on expenses incurred in the most recent fiscal year by the Fund. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.



                                                                               Vista Cash
                                                                             Management Fund
                                                                              Vista Shares
                                                                              ------------
Annual Fund Operating Expenses (as a percentage of average net assets)
----------------------------------------------------------------------

           Investment Advisory Fee ......................................         0.10%
           12b-1 Fee ....................................................          n/a
           Shareholder Servicing Fee (after estimated waiver of fee)*             0.32%
           Other Expenses ...............................................         0.17%
                                                                                  -----
           Total Fund Operating Expenses (after waivers of fees)* .......         0.59%

Examples
--------

Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

           1 year .......................................................        $   6
           3 years ......................................................           19
           5 years ......................................................           33
           10 years .....................................................           74


--------


* Reflects current waiver arrangements to maintain Total Fund Operating Expenses at the levels indicated in the table above. Absent such waivers, the Shareholder Servicing Fee would be 0.35% and Total Fund Operating Expenses would be 0.62%. Total Fund Operating Expenses for Vista Shares of the Vista Cash Management Fund reflect the agreement by Chase to voluntarily waive fees payable to it and/or reimburse expenses for a period of at least one year commencing on May 6, 1996 to the extent necessary to prevent Total Fund Operating Expenses from exceeding the amount indicated in the table. In addition, Chase has agreed to waive fees payable to it and/or reimburse expenses for a two year period commencing on May 6, 1996 to the extent necessary to prevent Total Fund Operating Expenses for Vista Shares of the Fund from exceeding 0.72% of average net assets during such period.

The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. The example should not be considered a representation of past or future expenses or returns; actual expenses and returns may be greater or less than shown.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund. The Fund understands that Shareholder Servicing Agents may credit the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts. See "Other Information Concerning the Fund."

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------



On May 3, 1996, the Hanover Cash Management Fund merged into Vista Cash Management Fund. The table set forth below provides selected per share data and ratios for one Hanover Cash Management Fund share (the accounting survivor of the merger) outstanding through May 3, 1996 and one Vista Share of the Vista Cash Management Fund outstanding for periods thereafter. This information is supplemented by financial statements and accompanying notes appearing in the Hanover Cash Management Fund's Annual Report to Shareholders for the fiscal year ended November 30, 1995 and the Fund's Annual Report to Shareholders for the period ended August 31, 1996, which are both incorporated by reference into the SAI. Shareholders may obtain a copy of these annual reports by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below, for the period ended August 31, 1996 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the Fund's Annual Report to Shareholders. Periods ended prior to December 1, 1995 were audited by other independent accountants.


--------------------------------------------------------------------------------
CASH MANAGEMENT FUND

--------------------------------------------------------------------------------


                                                 12/1/95**
                                                  through
                                                  8/31/96

                                               ----------
Per Share Operating Performance
Net Asset Value, Beginning of Period .........  $     1.00
                                                ----------
 Income from Investment Operations:
  Net Investment Income ......................       0.037
                                                ----------
 Less Distributions:
  Dividends from Net Investment Income .......       0.037
                                                ----------
Net Asset Value, End of Period ...............  $     1.00
                                                ==========
Total Return .................................        3.69%
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted) .....  $1,621,212
 Ratio of Expenses to
  Average Net Assets# ........................        0.60%
 Ratio of Net Investment
  Income to Average Net Assets# ..............        4.91%
 Ratio of Expenses without waivers and
  assumption of expenses to Average Net
  Assets# ....................................        0.63%
 Ratio of Net Investment Income without
  waivers and assumption of expenses to
  Average Net Assets .........................        4.88%



                                                                               Year Ended
                                                       -----------------------------------------------------------------   1/17/89*
                                                                                                                           through
                                                        11/30/95    11/30/94   11/30/93   11/30/92   11/30/91   11/30/90   11/30/89
                                                       ----------   --------   --------   --------   --------   --------   --------
Per Share Operating Performance
Net Asset Value, Beginning of Period ................  $     1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                       ----------   --------   --------   --------   --------   --------   --------
 Income from Investment Operations:
  Net Investment Income .............................       0.054      0.036      0.027      0.035      0.059      0.077      0.076
                                                       ----------   --------   --------   --------   --------   --------   --------
 Less Distributions:
  Dividends from Net Investment Income ..............       0.054      0.036      0.027      0.035      0.059      0.077      0.076
                                                       ----------   --------   --------   --------   --------   --------   --------
Net Asset Value, End of Period ......................  $     1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                       ==========   ========   ========   ========   ========   ========   ========
Total Return ........................................        5.49%      3.62%      2.74%      3.51%      6.01%      7.94%      7.83%
Ratios/Supplemental Data
Net Assets, End of Period (000 omitted) .............  $1,634,493   $990,045   $861,025   $560,173   $343,166   $196,103   $134,503
Ratio of Expenses to
  Average Net Assets# ...............................        0.58%      0.58%      0.61%      0.67%      0.67%      0.67%      0.67%
 Ratio of Net Investment
  Income to Average Net Assets# .....................        5.35%      3.62%      2.70%      3.41%      5.84%      7.65%      8.62%
 Ratio of Expenses without waivers and
  assumption of expenses to Average Net
  Assets# ...........................................        0.62%      0.62%      0.64%      0.72%      0.73%      0.73%      0.74%
 Ratio of Net Investment Income without
  waivers and assumption of expenses to
  Average Net Assets ................................        5.31%      3.58%      2.67%      3.36%      5.78%      7.59%      8.55%


--------
 * Fund commenced operations January 17, 1989.

** In 1996, the Fund changed its fiscal year end from November 30 to August 31.

 # Periods less than one year have been annualized.

--------------------------------------------------------------------------------
FUND OBJECTIVE AND INVESTMENT APPROACH


--------------------------------------------------------------------------------

VISTA CASH MANAGEMENT FUND

The Fund's objective is to provide maximum current income consistent with the preservation of capital and the maintenance of liquidity.

The Fund invests in high quality, short-term U.S. dollar-denominated money market instruments. The Fund invests principally in (i) high quality commercial paper and other short-term obligations, including floating and variable rate master demand notes of U.S. and foreign corporations; (ii) U.S. dollar-denominated obligations of foreign governments and supranational agencies (e.g., the International Bank for Reconstruction and Development); (iii) obligations issued or guaranteed by U.S. banks with total assets exceeding $1 billion (including obligations of foreign branches of such banks) and by foreign banks with total assets exceeding $10 billion (or the equivalent in other currencies) which have branches or agencies in the U.S. (including U.S. branches of such banks), or such other U.S. or foreign commercial banks which are judged by the Fund's advisers to meet comparable credit standing criteria; (iv) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (v) repurchase agreements. The dollar weighted average maturity of the Fund will be 90 days or less.

--------------------------------------------------------------------------------


INVESTMENT POLICIES

--------------------------------------------------------------------------------

In lieu of investing directly, the Fund is authorized to seek to achieve its objective by investing all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund invests only in U.S. dollar-denominated high quality obligations which are determined to present minimal credit risks. This credit determination must be made in accordance with procedures established by the Board of Trustees. Each investment must be rated in the highest short-term rating category by at least two national rating organizations ("NROs") (or one NRO if the instrument was rated only by one such organization) or, if unrated, must be determined to be of comparable quality in accordance with the procedures of the Trust. If a security has an unconditional guarantee or similar enhancement, the issuer of the guarantee or enhancement may be relied upon in meeting these ratings requirements rather than the issuer of the security. Securities in which the Fund invests may not earn as high a level of current income as long-term or lower quality securities.

The Fund purchases only instruments which have or are deemed to have remaining maturities of 397 days or less in accordance with federal regulations.

Although the Fund seeks to be fully invested, at times it may hold uninvested cash reserves, which would adversely affect its yield.

The Fund is classified as a "diversified" fund under federal securities law.

There can be no assurance that the Fund will achieve its investment objective.

-------------------------------------------------------------------------------


OTHER INVESTMENT PRACTICES


The Fund may also engage in the following investment practices when consistent with its overall objectives and policies. These practices, and certain associated risks, are more fully described in the SAI.

U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in direct obligations of the U.S. Treasury. The Fund may also invest in other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (collectively, "U.S. Government Obligations"). Certain U.S. Government Obligations, such as U.S. Treasury securities and direct pass-through certificates of the Government National Mortgage Association (GNMA), are backed by the "full faith and credit" of the U.S. Government. Other U.S. Government Obligations, such as obligations of Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are not backed by the "full faith and credit" of the U.S. Government. In the case of securities not backed by the "full faith and credit" of the U.S. Government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. Government itself in the event the agency or instrumentality does not meet its commitments.



REPURCHASE AGREEMENTS, SECURITIES LOANS AND FORWARD COMMITMENTS. The Fund may enter into agreements to purchase and resell securities at an agreed-upon price and time. The Fund also has the ability to lend portfolio securities in an amount equal to not more than 30% of its total assets to generate additional income. These transactions must be fully collateralized at all times. The Fund may purchase securities for delivery at a future date, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction.

BORROWINGS AND REVERSE REPURCHASE AGREEMENTS. The Fund may borrow money from banks for temporary or short-term purposes, but will not borrow for leveraging purposes. The Fund may also sell and simultaneously commit to repurchase a portfolio security at an agreed-upon price and time, to avoid selling securities during unfavorable market conditions in order to meet redemptions. Whenever the Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest). The Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws.

STAND-BY COMMITMENTS. The Fund may enter into put transactions, including transactions sometimes referred to as stand-by commitments, with respect to securities in its portfolio. In these transactions, the Fund would acquire the right to sell a security at an agreed upon price within a specified period prior to its maturity date. These transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction. Acquisition of puts will have the effect of increasing the cost of the securities subject to the put and thereby reducing the yields otherwise available from such securities.

STRIPS AND ZERO COUPON OBLIGATIONS. The Fund may invest up to 20% of its total assets in stripped obligations (i.e., separately traded principal and interest components of securities) where the underlying obligations are backed by the full faith and credit of the U.S. Government, including instruments known as "STRIPS". The Fund may also invest in zero coupon obligations. Zero coupon obligations are debt securities that do not pay regular interest payments, and instead are sold at substantial discounts from their value at maturity. The value of STRIPS and zero coupon obligations tends to fluctuate more in response to changes in interest rates than the value of ordinary interest-paying debt securities with similar maturities. The risk is greater when the period to maturity is longer.


FLOATING AND VARIABLE RATE SECURITIES; PARTICIPATION CERTIFICATES. The Fund may invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and variable rate securities, whose interest rates are periodically adjusted. Certain of these instruments permit the holder to demand payment of principal and accrued interest upon a specified number of days' notice from either the issuer or a third party. The securities in which the Fund may invest include participation certificates and certificates of indebtedness or safekeeping. Participation certificates are pro rata interests in securities held by others; certificates of indebtedness or safekeeping are documentary receipts for such original securities held in custody by others. As a result of the floating or variable rate nature of these investments, the Fund's yield may decline and it may forego the opportunity for capital appreciation during periods when interest rates decline; however, during periods when interest rates increase, the Fund's yield may increase and it may have reduced risk of capital depreciation. Demand features on certain floating or variable rate securities may obligate the Fund to pay a "tender fee" to a third party. Demand features provided by foreign banks involve certain risks associated with foreign investments.

OTHER MONEY MARKET FUNDS. The Fund may invest up to 10% of its total assets in shares of other money market funds when consistent with its investment objective and policies, subject to applicable regulatory limitations. Additional fees may be charged by other money market funds.

PORTFOLIO TURNOVER. It is intended that the Fund will be fully managed by buying and selling securities, as well as holding securities to maturity. The frequency of the Fund's portfolio transactions will vary from year to year. In managing the Fund, the Fund's advisers will seek to take advantage of market developments, yield disparities and variations in the creditworthiness of issuers. More frequent turnover will generally result in higher transactions costs, including dealer mark-ups.


-------------------------------------------------------------------------------



ADDITIONAL INVESTMENT POLICIES

The Fund may also invest in the following instruments, when consistent with its overall objective and policies. These instruments, and certain associated risks, are more fully described in the SAI.


BANK OBLIGATIONS. Bank obligations include certificates of deposit, time deposits and bankers' acceptances issued or guaranteed by U.S. banks (including their foreign branches) and foreign banks (including their U.S. branches). These obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation. Foreign bank obligations involve certain risks associated with foreign investing.

ASSET-BACKED SECURITIES. Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another, such as motor vehicle receivables or credit card receivables.

MUNICIPAL OBLIGATIONS. The Fund may invest in high-quality, short-term municipal obligations that carry yields that are competitive with those of other types of money market instruments in which it may invest. Dividends paid by this Fund that are derived from interest on municipal obligations will be taxable to shareholders for federal income tax purposes.

SECURITIES OF FOREIGN GOVERNMENTS AND SUPRANATIONAL AGENCIES. The Fund intends to invest a substantial portion of its assets from time to time in securities of foreign governments and supranational agencies. The Fund will limit its investments in foreign government obligations to commercial paper and other short-term notes issued or guaranteed by the governments of Western Europe, Australia, New Zealand, Japan and Canada. Obligations of supranational agencies, such as the International Bank for Reconstruction and Development (also known as the World Bank) are supported by subscribed, but unpaid, commitments of member countries. There is no assurance that these commitments will be undertaken or complied with in the future, and foreign and supranational securities are subject to certain risks associated with foreign investing.

CUSTODIAL RECEIPTS. The Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notesor bonds in connection with programs sponsored by banks and brokerage firms. These are not deemed U.S. Government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.

-------------------------------------------------------------------------------


LIMITING INVESTMENT RISKS


Specific regulations and investment restrictions help the Fund limit investment risks for its shareholders. These regulations and restrictions prohibit the Fund from: (a) with certain limited exceptions, investing more than 5% of its total assets in the securities of any one issuer (this limitation does not apply to U.S. Government Obligations; (b) investing more than 10% of its net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees); or (c) investing more than 25% of its total assets in any one industry (excluding U.S. Government Obligations and bank obligations. A complete description of these and other investment policies is included in the SAI. Except for the Fund's investment objective, restriction (c) above and investment policies designated as fundamental above or in the SAI, the Fund's investment policies are not fundamental. The Trustees may change any non-fundamental investment policy without shareholder approval.


-------------------------------------------------------------------------------


RISK FACTORS


GENERAL. There can be no assurance that the Fund will be able to maintain a stable net asset value. Changes in interest rates may affect the value of the obligations held by the Fund. The value of fixed income securities varies inversely with changes in prevailing interest rates, although money market instruments are generally less sensitive to changes in interest rates than are longer-term securities. For a discussion of certain other risks associated with the Fund's additional investment activities, see "Other Investment Practices" and "Additional Investment Policies."

The Fund is permitted to invest any portion of its assets in obligations of domestic banks (including their foreign branches), and in obligations of foreign issuers. The ability to concentrate in the banking industry may involve certain credit risks, such as defaults or downgrades, if at some future date adverse economic conditions prevail in such industry. U.S. banks are subject to extensive governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of this industry.

Securities issued by foreign banks, foreign branches of U.S. banks and foreign governmental and private issuers involve investment risks in addition to those of obligations of domestic issuers, including risks relating to future political and economic developments, more limited liquidity of foreign obligations than comparable domestic obligations, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign assets, and the possible establishment of exchange controls or other restrictions. There may be less publicly available information concerning foreign issuers, there may be difficulties in obtaining or enforcing a judgment against a foreign issuer (including branches), and accounting, auditing and financial reporting standards and practices may differ from those applicable to U.S. issuers. In addition, foreign banks are not subject to regulations comparable to U.S. banking regulations.

--------------------------------------------------------------------------------
MANAGEMENT

--------------------------------------------------------------------------------


THE FUND'S ADVISERS

The Chase Manhattan Bank ("Chase") acts as investment adviser to the Fund pursuant to an Investment Advisory Agreement and has overall responsibility for investment decisions of the Fund, subject to the oversight of the Board of Trustees. Chase is a wholly-owned subsidiary of The Chase Manhattan Corporation, a bank holding company. Chase and its predecessors have over 100 years of money management experience. For its investment advisory services to the Fund, Chase is entitled to receive an annual fee computed daily and paid monthly at an annual rate equal to 0.10% of the Fund's average daily net assets. Chase is located at 270 Park Avenue, New York, New York 10017.

Texas Commerce Bank, National Association ("TCB") is the sub-investment adviser to the Fund pursuant to a Sub-Investment Advisory Agreement between Chase and TCB. TCB has been in the investment counselling business since 1987 and is ultimately controlled and owned by The Chase Manhattan Corporation. TCB makes investment decisions for the Fund on a day-to-day basis. For these services, TCB is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.03% of the Fund's average daily net assets. TCB is located at 600 Travis Street, Houston, Texas 77002.

--------------------------------------------------------------------------------

HOW TO BUY, SELL AND EXCHANGE SHARES

--------------------------------------------------------------------------------

Shares are sold without a sales load at the net asset value next determined after the Fund receives your order in proper form on any business day during which the Federal Reserve Bank of New York and the New York Stock Exchange are open for business ("Fund Business Day"). To receive that day's dividend, Chase Global Funds Services Company or your investment representative or shareholder servicing agent must generally receive your order prior to the Fund's Cut-off Time. The Funds' Cut-off Time (Eastern time) is 2:00 p.m.

The Fund reserves the right to set an earlier Cut-off Time on any Fund Business Day on which the Public Securities Association ("PSA") recommends an early close to trading on the U.S. Government securities market. Generally, such earlier Cut-off Time will be noon (Eastern time). The PSA is the trade association that represents securities firms and banks that underwrite, trade and sell debt securities, both domestically and internationally. Orders for shares received and accepted prior to the Cut-off Time will be entitled to all dividends declared on that day. Orders received for shares after a Fund's Cut-off Time and prior to 4:00 p.m., Eastern time on the Fund Business Day will not be accepted and executed on the same day except at the Fund's discretion. Orders received and not accepted after a Fund's Cut-off Time will be considered received prior to the Fund's Cut-off Time on the following Fund Business Day and processed accordingly. Orders for shares are accepted by the Fund after funds are converted to federal funds. Orders paid by check and received before the Fund's Cut-off Time will generally be available for the purchase of shares the following Fund Business Day. The Fund reserves the right to reject any purchase order.


-------------------------------------------------------------------------------


PURCHASE OF SHARES


The minimum initial investment by a shareholder is $1,000. The minimum amount for subsequent investments is $250. The Fund reserves the right, in its sole discretion, to reject any purchase order or cease offering shares for purchase at any time.


-------------------------------------------------------------------------------


PURCHASE BY MAIL


Shares of the Fund may be purchased by sending a completed Subscription Agreement (included with this Prospectus or obtainable from Chase Global Funds Services Company) to "Cohen & Steers/Vista Cash Management Fund", c/o Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208-2798, accompanied by a check payable to the Fund in payment for the shares. Completed Subscription Agreements sent to Chase Global Funds Services Company will be forwarded to the Fund and will not be effective until received by the Fund. When purchases are made by check, redemptions will not be allowed until clearance of the purchase check, which may take 15 calendar days or longer. In addition, the redemption of shares purchased through ACH will not be allowed until clearance of the payment, which may take 7 business days or longer. In the event a check used to pay for shares is not honored by a bank, the purchase order will be cancelled and the shareholder will be liable for any losses or expenses incurred by the Fund.

-------------------------------------------------------------------------------



PURCHASE BY WIRE

1. Telephone toll free from any continental state: (800) 437-9912. Give the name of the Fund, name(s) in which shares are to be registered, address, social security or tax identification number (where applicable), dividend payment election, amount to be wired, name of the wiring bank and name and telephone number of the person to be contacted in connection with the order. A wire reference control number will be assigned.

2. Instruct the wiring bank to transmit the specified amount in federal funds ($1,000 or more) to the Custodian:

 The Chase Manhattan Bank
     One Chase Manhattan Plaza
     New York, NY 10081-1000

     ABA # 021000021
     Account: DDA # 910-2-733012

     Attn: Cohen & Steers/Vista Cash Management Fund
     For further credit to: (Account name)

     Account Number:
     Wire Reference Control #:

3. Complete the Subscription Agreement located in the center of this Prospectus. Mail the Subscription Agreement to the Transfer Agent:

 Chase Global Funds Services Company
     P.O. Box 2798
     Boston, MA 02208


-------------------------------------------------------------------------------


AUTOMATIC INVESTMENT PLAN


The Fund's automatic investment plan (the "Plan") provides a convenient way to invest in the Fund. Under the Plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this Plan, please refer to the automatic investment plan section of Subscription Agreement included with this prospectus or contact your dealer. The market value of the Fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying the Fund by mail or phone.


-------------------------------------------------------------------------------


ADDITIONAL INVESTMENTS


An investor may add to his or her account by purchasing additional shares of the same class of the Fund's shares by mailing a check for as little as $250 to Cohen & Steers (payable to "Cohen & Steers/Vista Cash Management Fund" ) at its address set forth above under "Purchases by Mail" or by wiring funds to the Fund's custodian using the procedures set forth above under "Purchases by Wire." It is important that the account number, account name and the Fund and class of shares to be purchased are specified on the check or wire to ensure proper crediting to the investor's account.


Confirmed purchases will be done only at the discretion of the Investment
Advisor.


Purchases of shares of the Fund may also be made through registered securities dealers who have entered into selected dealer agreements with the Distributor. A dealer who agrees to process an order on behalf of an investor may charge the investor a fee for this service.

-------------------------------------------------------------------------------


EXCHANGE PRIVILEGE


You may exchange some or all of your Fund shares for shares of any other mutual funds within the Cohen & Steers Family of Funds and visa versa, subject to the applicable Fund sales charge, if any.


An exchange of shares pursuant to the exchange privilege may result in a shareholder realizing a taxable gain or loss for income tax purposes. The exchange privilege is available to shareholders residing in any state in which the shares being acquired may be legally sold. A shareholder wishing to utilize the exchange privilege should read the prospectus of the fund whose shares are being acquired. Certain dealers may limit or prohibit the right of shareholders to utilize the exchange privilege.


The exchange privilege may be limited or terminated as to any shareholder who makes exchanges more than four times a year. The exchange privilege can be modified or revoked for all shareholders upon 60 days prior written notice. There is no charge for the exchange privilege. For additional information concerning exchanges, or to effect exchanges, contact Chase Global Fund Services Company at (800) 437-9912.

The discussion of the exchange privilege in this Prospectus supersedes the discussion of the exchange privilege in the SAI for investors purchasing shares of the Cohen & Steers Vista Cash Management Fund.


-------------------------------------------------------------------------------


REDEMPTION OF SHARES


Upon receipt by the Fund of a request in proper form, the Fund will redeem shares at its next determined net asset value. There is no assurance that the net asset value received upon redemption will be greater than that paid by a shareholder upon purchase. The Fund will forward redemption payments only on shares for which it has collected payment.


-------------------------------------------------------------------------------



REDEMPTION BY MAIL

Shares may be redeemed by sending a written redemption request to Cohen & Steers/Vista Cash Management Fund, c/o Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208-2798. The effective date of the redemption request will be when the request is received in proper form by the Fund. The redemption value of a Fund share is the net asset value per share next computed after the redemption request is received in proper form.

Payment will be made for redeemed shares as soon as practicable, but generally no later than five business days after proper receipt of redemption notification. Payment will be made by check, unless a shareholder arranges for the proceeds of redemption requests to be sent by Federal fund wire to a designated bank account.

Shareholders should contact Chase Global Funds Services Company, (800) 437-9912, to obtain further information on this service and the related charges.


-------------------------------------------------------------------------------


REDEMPTION BY TELEPHONE


Shareholders who authorize telephone redemptions in the Subscription Agreement may redeem shares by telephone instructions to Chase Global Funds Services Company which will wire or mail the proceeds of redemptions to the bank and bank account number specified in the Subscription Agreement or mail the proceeds to the address of record, except that telephone redemptions of less than $1,000 will be mailed. Any change in the bank account specified in the Application must be made in writing with a signature guarantee as described above for redemptions by mail. If an investor selects a telephone redemption privilege, the investor authorizes Chase

Global Funds Services Company to act on telephone instructions from any person representing himself or herself to be the investor or the investor's investment representative and reasonably believed by Chase Global Funds Services Company to be genuine. The Fund will require Chase Global Funds Services Company to employ reasonable procedures, such as requiring a form of personal identification, to confirm that the instructions are genuine and, if it does not follow such procedures, the Fund may be liable for losses due to unauthorized or fraudulent requests. An investor agrees, however, that to the extent permitted by applicable law, neither the Fund nor its agents nor Chase Global Funds Services Company will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult Chase Global Funds Services Company at (800) 437-9912. The telephone redemption privilege may be modified or terminated without notice.


-------------------------------------------------------------------------------


PROCESSING OF REDEMPTION ORDERS

The Fund generally sends payment for an investor's shares on the Fund Business Day after the investor's request is received in proper form, provided that the investor's request is received by the Fund prior to the Fund's Cut-off Time and assuming that the Fund has collected payment of the purchase price of such investor's shares. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven business days, as permitted by federal securities laws.

Sales of shares of the Fund may also be made through registered securities dealers who have entered into selected dealer agreements with the Distributor. A dealer who agrees to process an order on behalf of an investor may charge the investor a fee for this service.


With the exception of IRA or Keogh accounts, the Fund reserves the right to close an investor's account if the account has dropped below $1,000 in value for a period of three months or longer other than as a result of a decline in the net asset value per share or if an investor purchases through an automatic investment plan and fails to meet the Fund's investment minimum within a twelve-month period. Shareholders are notified at least 30 days prior to any proposed redemption and invited to add to their account if they wish to continue as a shareholder of the Fund; however the Fund does not presently contemplate making such redemptions.


Confirmed redemptions will be done only at the discretion of the Investment Advisor.



--------------------------------------------------------------------------------
HOW THE FUND VALUES ITS SHARES


--------------------------------------------------------------------------------


The net asset value of each class of shares of the Fund is currently determined daily as of 4:00 p.m., Eastern time on each Fund Business Day by dividing the net assets of a Fund attributable to such class by the number of shares of such class outstanding at the time the determination is made. Effective with the anticipated introduction of certain automated share purchase programs, the net asset value of shares of each class of the Fund available through the programs will also be determined as of 6:00 p.m., Eastern time on each Fund Business Day.

The portfolio securities of the Fund are valued at their amortized cost in accordance with federal securities laws, certain requirements of which are summarized under "Common Investment Policies." This method increases stability in valuation, but may result in periods during which the stated value of a portfolio security is higher or lower than the price a Fund would receive if the instrument were sold. It is anticipated that the net asset value of each share of the Fund will remain constant at $1.00 and the Fund will employ specific investment policies and procedures to accomplish this result, although no assurance can be given that it will be able to do so on a continuing basis. The Board of Trustees will review the holdings of the Fund at intervals it deems appropriate to determine whether the Fund's net asset value calculated by using available market quotations (or an appropriate substitute which reflects current market conditions) deviates from $1.00 per share based upon amortized cost. In the event the Trustees determine that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Trustees will take such corrective action as they regard as necessary and appropriate.


--------------------------------------------------------------------------------
HOW DIVIDENDS AND DISTRIBUTIONS ARE MADE; TAX INFORMATION

--------------------------------------------------------------------------------


The net investment income of shares of the Fund is declared as a dividend to the shareholders each Fund Business Day. Dividends are declared as of the time of day which corresponds to the latest time on that day that the Fund's net asset value is determined. Shares begin accruing dividends on the day they are purchased. Dividends are distributed monthly. Unless a shareholder arranges to receive dividends in cash or by ACH to a pre-established bank account, dividends are distributed in the form of additional shares. Dividends that are otherwise taxable are still taxable to you whether received in cash or additional shares. Net realized short-term capital gains, if any, will be distributed at least annually. The Fund does not expect to realize net long-term capital gains.

Net investment income for the Fund consists of all interest accrued and discounts earned, less amortization of any market premium on the portfolio assets of the Fund and the accrued expenses of the Fund.

The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to you. The Fund intends to distribute substantially all of its ordinary income and capital gain net income on a current basis. If the Fund does not qualify as a regulated investment company for any taxable year or does not make distributions as it intends, the Fund will be subject to tax on all of its income and gains.

Distributions by the Fund of its ordinary income and short-term capital gains are generally taxable to you as ordinary income. Distributions by the Fund of any net long-term capital gains would be taxable as such, regardless of the length of time you have held your shares. Distributions will be taxable in the same manner for federal income tax purposes whether received in cash or in shares through the reinvestment of distributions.

All ordinary income dividends and capital gains distributions are automatically reinvested at net asset value unless the Chase Global Funds Services Company receives written notice from a shareholder at least 30 days prior to the record date requesting that the distributions and dividends be distributed to the investor in cash.

To the extent distributions are attributable to interest from obligations of the U.S. Government and certain of its agencies and instrumentalities, such distributions may be exempt from certain types of state and local taxes.


Early in each calendar year the Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.

The foregoing is a summary of certain federal income tax consequences of investing in the Fund. You should consult your tax adviser to determine the precise effect of an investment in the Fund on your particular tax situation (including possible liability for state and local taxes and, for foreign shareholders, U.S. withholding taxes).


--------------------------------------------------------------------------------

OTHER INFORMATION CONCERNING THE FUND


--------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENTS



The Fund has entered into a shareholder servicing agreement with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers, including assisting with purchase and redemption transactions, maintaining shareholder accounts and records, furnishing customer statements, transmitting shareholder reports and communications to customers and other similar shareholder liaison services. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.35% of the average daily net assets of the Vista Shares of the Fund held by investors for whom the shareholder servicing agent maintains a servicing relationship. Shareholder servicing agents may subcontract with other parties for the provision of shareholder support services. The Board of Trustees has determined that the amount payable in respect of "service fees" (as defined in the NASD Rules of Fair Practice) does not exceed 0.25% of the average annual net assets attributable to the Vista Shares of the Fund.

Shareholder servicing agents may offer additional services to their customers, including specialized procedures and payment for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Each shareholder servicing agent may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain shareholder servicing agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees for their services as shareholder servicing agents. For shareholders that bank with Chase, Chase may aggregate investments in the Vista Funds with balances held in Chase bank accounts for purposes of determining eligibility for certain bank privileges that are based on specified minimum balance requirements, such as reduced or no fees for certain banking services or preferred rates on loans and deposits. Chase and certain broker-dealers and other shareholder servicing agents may, at their own expense, provide gifts, such as computer software packages, guides and books related to investment or additional Fund shares valued up to $250 to their customers that invest in the Vista Funds.



Chase and/or VFD may from time to time, at its own expense, provide compensation to certain selected dealers for performing administrative services for their customers. These services include maintaining account records, processing orders to purchase, redeem and exchange Fund shares and responding to certain customer inquiries. The amount of such compensation may be up to 0.10% annually of the average net assets of a Fund attributable to shares of such Fund held by customers of such selected dealers. Such compensation does not represent an additional expense to a Fund or its shareholders, since it will be paid by Chase and/or VFD.

-------------------------------------------------------------------------------


ADMINISTRATOR

Chase acts as the Fund's administrator and is entitled to receive a fee computed daily and paid monthly at an annual rate equal to 0.05% of the Fund's average daily net assets.

-------------------------------------------------------------------------------


DISTRIBUTOR AND SUB-ADMINISTRATOR

The Fund's distributor is Vista Fund Distributors, Inc. ("VFD"). VFD is a subsidiary of The BISYS Group, Inc. and is unaffiliated with Chase.

VFD provides certain sub-administrative services to the Fund pursuant to a distribution and sub-administration agreement and is entitled to receive a fee for these services from the Fund at an annual rate equal to 0.05% of the Fund's average daily net assets. VFD has agreed to use a portion of this fee to pay for certain expenses incurred in connection with organizing new series of the Trust and certain other ongoing expenses of the Trust. VFD is located at 101 Park Avenue, New York, New York 10178.


-------------------------------------------------------------------------------


CUSTODIAN


Chase acts as custodian and fund accountant for the Fund and receives compensation under an agreement with the Fund. Securities and cash of the Fund may be held by sub-custodian banks if such arrangements are reviewed and approved by the Trustees.


-------------------------------------------------------------------------------


TRANSFER AGENT AND DIVIDEND PAYING AGENT


DST Systems, Inc. located at 210 W. 10th Street, Kansas City, MO 64105 serves as the Fund's transfer agent and dividend paying agent.


-------------------------------------------------------------------------------


EXPENSES

The Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; the compensation of the Trustees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Fund's custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Fund. Shareholder servicing and distribution fees are allocated to specific classes of the Fund. In addition, the Fund may allocate transfer agency and certain other expenses by class. Service providers to the Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.


-------------------------------------------------------------------------------


ORGANIZATION AND DESCRIPTION OF SHARES


The Fund is a portfolio of Mutual Fund Trust, an open-end management investment company organized as a Massachusetts business trust in 1994 (the "Trust"). The Trust has reserved the right to create and issue additional series and classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each class of the Fund generally vote together except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class. Fund shares will be maintained in book entry form, and no certificates representing shares owned will be issued to shareholders.

The Fund issues multiple classes of shares. This Prospectus relates only to Vista Shares of the Fund. The categories of investors that are eligible to purchase shares and minimum investment requirements may differ for each class of Fund shares. In addition, other classes of Fund shares may be subject to differences in sales charge arrangements, ongoing distribution and service fee levels, and levels of certain other expenses, which would affect the relative performance of the different classes. Investors may call (800) 437-9912 to obtain additional information about other classes of shares of the Fund that are offered. Any person entitled to receive compensation for selling or servicing shares of the Fund may receive different levels of compensation with respect to one class of shares over another.


The business and affairs of the Trust are managed under the general direction and supervision of the Trust's Board of Trustees. The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of all series or classes when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. The Trustees will promptly call a meeting of shareholders to remove a trustee(s) when requested to do so in writing by record holders of not less than 10% of all outstanding shares of the Trust.

Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION

--------------------------------------------------------------------------------

The Fund may advertise its annualized "yield" and its "effective yield". Annualized "yield" is determined by assuming that income generated by an investment in a Fund over a stated seven-day period (the "yield") will continue to be generated each week over a 52-week period. It is shown as a percentage of such investment. "Effective yield" is the annualized "yield" calculated assuming the reinvestment of the income earned during each week of the 52-week period. The "effective yield" will be slightly higher than the "yield" due to the compounding effect of this assumed reinvestment.

Investment performance may from time to time be included in advertisements about the Fund. Performance is calculated separately for each class of shares. Because this performance information is based on historical earnings, it should not be considered as an indication or representation of future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, the Fund's operating expenses and which class of shares you purchase. Investment performance also reflects the risks associated with the Fund's investment objective and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and investment vehicles. Quotations of investment performance for any period when an expense limitation was in effect will be greater if the limitation had not been in effect. The Fund's performance may be compared to other mutual funds, relevant indices and rankings prepared by independent services. See the SAI.

                               MUTUAL FUND TRUST

                           PART C. OTHER INFORMATION

ITEM 24.  Financial Statements and Exhibits



          (a) Financial statements:

             In Part A: Financial Highlights

             In Part B: Financial Statements and the Reports thereon for the
                        Funds filed herein for the fiscal year ended August 31, 1996 are incorporated by reference into Part B as part of the 1996 Annual Reports to Shareholders for such Funds as filed with the Securities and Exchange Commission by the Registrant on Form N-30D on November 5, 1996, accession number 0000950123-96-006191 and on Form N-30D on November 5, 1996, accession number 0000950123-96-006192. Financial Statements and the Reports thereon for The 100% U.S. Treasury Securities Money Market Fund and The Cash Management Fund of The Hanover Funds, Inc. for the fiscal year ended November 30, 1995 are incorporated by reference into Part B as part of the 1995 Annual Reports to Shareholders for such funds as filed with the Securities and Exchange Commission by The Hanover Funds, Inc. on Form N-30D on February 2, 1996, accession number 0000950123-96-000335.

              In Part C: None.

          (b) Exhibits:



Exhibit
Number
-------
1           Declaration of Trust. (1)
2           By-laws. (1)
3           None.
4           Specimen share certificate. (4)
5(a)        Form of Investment Advisory Agreement. (1) and (3)
5(b)        Form of Interim Investment Advisory Agreement.(6)
5(c)        Form of Proposed Investment Advisory Agreement.(6)
5(d)        Form of Proposed Investment Subadvisory Agreement between The Chase
            Manhattan Bank and Chase Asset Management, Inc.(6)
5(e)        Form of Proposed Investment Sub-Advisory Agreement between The
            Chase Manhattan Bank and Texas Commerce Bank, National
            Association. (7)
5(f)        Form of Administration Agreement. (1) and (3)
5(g)        Form of Administration Agreement.(6)
6(a)        Form of Distribution and Sub-Administration Agreement. (1)
6(b)        Distribution and Sub-Administration Agreement dated August 21,
            1995.(6)
7(a)        Retirement Plan for Eligible Trustees.(6)
7(b)        Deferred Compensation Plan for Eligible Trustees.(6)
8(a)        Form of Custodian Agreement. (1)
8(b)        None.
9(a)        Form of Transfer Agency Agreement. (1)
9(b)        Form of Shareholder Servicing Agreement. (1)
9(c)        Form of Shareholder Servicing Agreement. (6)
9(d)        Agreement and Plan of Reorganization and Liquidation.(6)
10(a)       Opinion of Reid & Priest re: Legality of Securities being
            Registered. (2)
11          Consent of Price Waterhouse LLP. (10)
12          None.
13          N/A.
14          None.
15(a)       Forms of Rule 12b-1 Distribution Plans including Selected Dealer
            Agreements and Shareholder Service Agreements. (1) and (3)
15(b)       Form of Proposed Rule 12b-1 Distribution Plan (including forms of
            Selected Dealer Agreement and Shareholder Servicing Agreement).(6)
16.         Schedule for Computation of Each Performance Quotation.(6)

17.         Financial Data Schedule. (8)

18.         Form of Rule 18f-3 Multi-Class Plan. (6)


99. Power of Attorney for: Fergus Reid, III, H. Richard Vartabedian, William J. Armstrong, John R. H. Blum, Stuart W. Cragin, Jr.,
            Joseph J. Harkins, Irving L. Thode, W. Perry Neff, Roland R. Eppley, Jr., W. D. MacCallan. (9)
-------------------
(1) Filed as an Exhibit to the Registration Statement on Form N-1A of the Registrant (File No. 33-75250) as filed with the Securities and Exchange Commission on February 14, 1994.
(2) Filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Registrant (File No. 33-75250) as filed with the Securities and Exchange Commission on April 18, 1994.
(3) Filed as an Exhibit to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Registrant (File No. 33-75250) as filed with the Securities and Exchange Commission on August 29, 1994.
(4) Filed as an Exhibit to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A of the Registrant (File No. 33-75250) as filed with the Securities and Exchange Commission on October 28, 1994.
(5) Filed as an Exhibit to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A of the Registrant (File No. 33- 75250) as filed with the Securities and Exchange Commission on October 31, 1995.
(6) Filed as an Exhibit to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on December 28, 1995.
(7) Filed as an Exhibit to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on March 7, 1996.
(8) Filed as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on April 22, 1996.
(9) Filed as an exhibit to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on September 6, 1996.
(10) Filed as an exhibit to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on December 27, 1996.
ITEM 25.  Persons Controlled by or Under Common
          Control with Registrant


          Not applicable

ITEM 26.  Number of Holders of Securities


                                                                  Number of Record
                                                                   Holders as of
         Title of Series                                         September 30, 1997
         ---------------                                         ------------------
                                                                        None

                                    Vista         Premier  Institutional Class A    Class B
                                    Shares        Shares      Shares     Shares     Shares
                                    ------        ------   -----------   -------    -------
Vista(SM) Treasury Plus
   Money Market Fund                   N/A           46         30         N/A        N/A

Vista(SM) Federal Money
   Market Fund                       8,958          245         30         N/A        N/A

Vista(SM) U.S. Government
   Money Market Fund                 9,314          545        258         N/A        N/A

Vista(SM) Cash Management
   Fund                             13,613          382         89         N/A        N/A

Vista(SM) Prime Money
   Market Fund                         N/A          206        174         N/A        530

Vista(SM) Tax Free Money
   Market Fund                       2,018          167         46         N/A        N/A

Vista(SM) California Tax Free
   Money Market Fund                   337          N/A        N/A         N/A        N/A

Vista(SM) New York Tax Free
   Money Market Fund                 6,041          N/A        N/A         N/A        N/A

Vista(SM) 100% U.S. Treasury
   Securities Money Market Fund      8,052           20         25         N/A        N/A

                                    Vista         Premier  Institution  Class A    Class B
                                    Shares        Shares      Shares    Shares     Shares
                                    ------        ------   -----------  -------    -------

Vista(SM) Tax Free Income
   Fund                                N/A          N/A        N/A      2,345        505

Vista(SM) New York Tax Free
   Income Fund                         N/A          N/A        N/A      2,576        496

Vista(SM) California Intermediate
   Tax Free Income Fund                N/A          N/A        N/A        568        N/A


ITEM 27.  Indemnification

          Reference is hereby made to Article V of the Registrant's Declaration of Trust.

          The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser, administrator and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

          Under the terms of the Registrant's Declaration of Trust, the Registrant may indemnify any person who was or is a Trustee, officer or employee of the Registrant to the maximum extent permitted by law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made (i) by the Trustees, by a majority vote of a quorum which consists of Trustees who are neither in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding, or (ii) if the required quorum is not obtainable or, if a quorum of such Trustees so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the Registrant to any Trustee or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

          Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of it counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 28(a)  Business and Other Connections of Investment Adviser

          The Chase Manhattan Bank (the "Adviser") is a commercial bank providing a wide range of banking and investment services.

          To the knowledge of the Registrant, none of the Directors or executive officers of the Adviser, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors and executive officers of the Adviser also hold or have held various positions with bank and non-bank affiliates of the Adviser, including its parent, The Chase Manhattan Corporation. Each Director listed below is also a Director of The Chase Manhattan Corporation.


                                                       Principal Occupation or Other
                         Position with                 Employment of a Substantial
Name                     the Adviser                   Nature During Past Two Years
----                     -------------                 -----------------------------
Thomas G. Labreque       Chairman of the Board,        Chairman, Chief Executive Officer
                         Chief Executive Officer       and a Director of The Chase
                         and Director                  Manhattan Corporation and a
                                                       Director of AMAX, Inc.

Richard J. Boyle         Vice Chairman of the          Vice Chairman of the Board and a
                         Board and Director            Director of The Chase Manhattan
                                                       Corporation and Trustee of
                                                       Prudential Realty Trust

Robert R. Douglass       Vice Chairman of the          Vice Chairman of the Board and a
                         Board and Director            Director of The Chase Manhattan
                                                       Corporation and Trustee of HRE
                                                       Properties

Joan Ganz Cooney         Director                      Chairman of the Executive
                                                       Committee of the Board of
                                                       Trustees, formerly Chief Executive
                                                       Officer of Children's Television
                                                       Workshop and a Director of each
                                                       of Johnson & Johnson,
                                                       Metropolitan Life Insurance
                                                       Company and Xerox Corporation

Edward S. Finkelstein    Director                      Retired Chairman and Chief
                                                       Executive Officer and Director of
                                                       R.H. Macy & Co., Inc. and a
                                                       Director of Time Warner Inc.

                                                       Principal Occupation or Other
                         Position with                 Employment of a Substantial
Name                     the Adviser                   Nature During Past Two Years
----                     -------------                 -----------------------------

H. Laurance Fuller       Director                      Chairman, President, Chief
                                                       Executive Officer and Director of
                                                       Amoco Corporation and Director of
                                                       Abbott Laboratories

Howard C. Kauffman       Director                      Retired President of Exxon
                                                       Corporation and a Director of each
                                                       of Pfizer Inc. and Ryder System,
                                                       Inc.

Paul W. MacAvoy          Director                      Dean of Yale School of
                                                       Organization and Management

David T. McLaughlin      Director                      President and Chief Executive
                                                       Officer of The Aspen Institute,
                                                       Chairman of Standard Fuse
                                                       Corporation and a Director of each
                                                       of ARCO Chemical Company and
                                                       Westinghouse Electric Corporation

Edmund T. Pratt, Jr.     Director                      Chairman Emeritus, formerly
                                                       Chairman and Chief Executive
                                                       Officer, of Pfizer Inc. and a
                                                       Director of each of Pfizer, Inc.,
                                                       Celgene Corp., General Motors
                                                       Corporation and International Paper
                                                       Company

Henry B. Schacht         Director                      Chairman and Chief Executive
                                                       Officer of Cummins Engine
                                                       Company, Inc. and a Director of
                                                       each of American Telephone and
                                                       Telegraph Company and CBS Inc.

A. Alfred Taubman        Director                      Chairman and Director, formerly
                                                       also Chief Executive Officer, of
                                                       The Taubman Company, Inc.,
                                                       majority shareholder and Chairman
                                                       of Sotheby's Holdings, Inc., owner
                                                       of Woodward & Lothrop, Inc. and
                                                       its subsidiary, John Wanamaker,
                                                       and Chairman of A&W
                                                       Restaurants, Inc. and a Director of
                                                       R.H. Macy & Co., Inc.

                                                       Principal Occupation or Other
                         Position with                 Employment of a Substantial
Name                     the Adviser                   Nature During Past Two Years
----                     -------------                 -----------------------------

Donald H. Trautlein      Director                      President and Chief Executive
                                                       Officer of The Aspen Institute,
                                                       Chairman of Standard Fuse
                                                       Corporation and a Director of
                                                       each of ARCO Chemical
                                                       Company and Westinghouse
                                                       Electric Corporation

Kay R. Whitmore          Director                      Chairman of the Board,
                                                       President and Chief Executive
                                                       Officer and Director of Eastman
                                                       Kodak Company

Item 28(b)

Chase Asset Management ("CAM" is an Investment Advisor providing investment services to institutional clients.

         To the knowledge of the Registrant, none of the Directors or executive officers of the CAM, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors and executive officers of the CAM also held or have held various positions with bank and non-bank affiliates of the Advisor, including its parent. The Chase Manhattan Corporation.


                                                       Principal Occupation or Other
                         Position with                 Employment of a Substantial
Name                     the Adviser                   Nature During Past Two Years
----                     -------------                 -----------------------------
James Zeigon             Chairman and Director         Director of Chase
                                                       Asset Management
                                                       (London) Limited

Steven Prostano          Executive Vice President      Chief Operating Officer
                         and Chief Operating Officer   and Director of Chase
                                                       Asset Management
                                                       (London) Limited

Mark Richardson          President and Chief           Chief Investment Officer
                         Investment Officer            and Director of Chase
                                                       Asset Management
                                                       (London) Limited

Item 28(c)

Texas Commerce Bank National Association ("TCB") is an Investment Adviser and its business has been that of a national bank.

          To the knowledge of the Registrant, none of the Directors or executive officers of TCB, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors or executive officers of TCB also hold or have held various positions with bank and non-bank affiliates of the Adviser, including its parent, The Chase Manhattan Corporation.


                                                       Principal Occupation or Other
                         Position with                 Employment of a Substantial
Name                     Sub-Adviser                   Nature During Past Two Years
----                     -------------                 -----------------------------
John L. Adams            Director, Vice Chairman       None

Elaine B. Agather        Chairman and CEO, TCB-        None
                         Fort Worth, Vice Chairman,
                         TCB-Metroplex


                                      C-6


                                                       Principal Occupation or Other
                         Position with                 Employment of a Substantial
Name                     Sub-Adviser                   Nature During Past Two Years
----                     -------------                 -----------------------------

David W. Biegler         Director                      Chairman, President and CEO,
                                                       ENSERCH Corporation, 300 South
                                                       St. Paul St., Dallas, TX 75201

Robert W. Bishop         Executive Vice President      None

Alan R. Buckwalter, III  Director, Vice Chairman       None

H. Worth Burke           Executive Vice President      None

Charles W. Duncan        Director                      Investments, 600 Travis,
                                                       Houston, TX 77002-3007

Dan S. Hallmark          Chairman and CEO              None
                         TCB-Beaumont

Dennis R. Hendrix        Director                      Chairman, PanEnergy Corp.,
                                                       P.O. Box 1642, Houston, TX
                                                       77251-1642

Harold S. Hook           Director                      Chairman and CEO, American
                                                       General Corporation, P.O. Box
                                                       3247, Houston TX 77253

                                      C-7


                                                       Principal Occupation or Other
                         Position with                 Employment of a Substantial
Name                     Sub-Adviser                   Nature During Past Two Years
----                     -------------                 -----------------------------

Robert C. Hunter         Director, Vice Chairman       None

Ed Jones                 President and CEO, TCB-       None
                         Midland

R. Bruce LaBoon          Director                      Managing Partner, Liddell, Sapp,
                                                       Zivley, Hill & LaBoon, L.L.P.,
                                                       3400 Texas Commerce Tower,
                                                       Houston, TX 77002-3004

Shelaghmichael           Executive Vice President      None
C. Lents

S. Todd Maclin           President, TCB-Dallas,        None
                         Executive Vice President

Beverly H. McCaskill     Executive Vice President      None

Joe C. McKinney          Chairman and CEO TCB-San      None
                         Antonio

                                      C-8



                                                       Principal Occupation or Other
                         Position with                 Employment of a Substantial
Name                     Sub-Adviser                   Nature During Past Two Years
----                     -------------                 -----------------------------

Scott J. McLean          Chairman and CEO TCB-El Paso  None

Randal B. McLelland      President and CEO, TCB-       None
                         Rio Grande Valley

David L. Mendez          Executive Vice President      None

W. Merriman Morton       Chairman and CEO TCB-Austin   None

Paul Poullard            Exective Vice President       None

Jeffrey B. Reitman       General Counsel               None

Edward N. Robinson       Executive Vice President      None

Ann V. Rogers            Executive Vice President      None

                                      C-9


                                                       Principal Occupation or Other
                         Position with                 Employment of a Substantial
Name                     Sub-Adviser                   Nature During Past Two Years
----                     -------------                 -----------------------------

Marc J. Shapiro          Director, Chairman,           None
                         President and CEO

Larry L. Shryock         Executive Vice President      None

Kenneth L. Tilton        Executive Vice President      None
                         and Controller

Harriet S. Wasserstrum   Executive Vice President      None

Gary K. Wright           Executive Vice President      None


ITEM 29.  Principal Underwriters

          (a) Vista Fund Distributors, Inc., a wholly-owned subsidiary of The BISYS Group, Inc. is the underwriter for the Registrant.

          (b) The following are the Directors and officers of Vista Fund Distributors, Inc. The principal business address of each of these persons, with the exception of Mr. Spicer, is 101 Park Avenue, New York, New York 10178. The principal business address of Mr. Spicer is One Bush Street, San Francisco, California 94104.

                                    Position and Offices            Position and Offices
Name                                with Distributor                with the Registrant
----                                --------------------            --------------------
William B. Blundin            Director Chief Executive Officer             None

Richard E. Stierwalt          Director Chief Operating Officer             None

Timothy M. Spicer             Director Chairman of the Board               None

Joseph Kissel                 President                                    None

George Martinez               Chief Compliance Officer                     Secretary and
                              and Secretary                                Assistant Treasurer

                  (c)  Not applicable


ITEM 30.  Location of Accounts and Records

          The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

                  Name                                 Address
                  ----                                 -------
Vista Fund Distributors, Inc.                          101 Park Avenue,
                                                       New York, NY 10022

DST Systems, Inc.                                      210 W. 10th Street,
                                                       Kansas City, MO 64105

The Chase Manhattan Bank                               270 Park Avenue,
                                                       New York, NY 10017

The Chase Manhattan Bank                               One Chase Square,
                                                       Rochester, NY 14363

Chase Asset Management, Inc.                           1211 Avenue of the
                                                       Americas,
                                                       New York, NY 10036

Texas Commerce Bank, National Association              600 Travis,
                                                       Houston, TX 77002

ITEM 31.  Management Services

          Not applicable


ITEM 32.  Undertakings

          (1) Registrant undertakes that its trustees shall promptly call a meeting of shareholders of the Trust for the purpose of voting upon the question of removal of any such trustee or trustees when requested in writing so to do by the record holders of not less than 10 per centum of the outstanding shares of the Trust. In addition, the Registrant shall, in certain circumstances, give such shareholders assistance in communicating with other shareholders of a fund as required by Section 16(c) of the Investment Company Act of 1940.

          (2) The Registrant, on behalf of the Funds, undertakes, provided the information required by Item 5A is contained in the latest annual report to shareholders, to furnish to each person to whom a prospectus has been delivered, upon their request and without charge, a copy of the Registrant's latest annual report to shareholders.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has certified that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 23rd day of October, 1997.


                                     MUTUAL FUND TRUST


                                     By /s/ H. Richard Vartabedian
                                        --------------------------
                                        H. Richard Vartabedian
                                        President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



             *                         Chairman              October 23, 1997
-------------------------------        and Trustee
     Fergus Reid, III


             *                          Trustee              October 23, 1997
-------------------------------
     William J. Armstrong


             *                          Trustee              October 23, 1997
-------------------------------
     John R.H. Blum


             *                          Trustee              October 23, 1997
-------------------------------
     Joseph J. Harkins

             *
-------------------------------         Trustee              October 23, 1997
     Richard E. Ten Haken


             *                          Trustee              October 23, 1997
-------------------------------
     Stuart W. Cragin, Jr.


             *                          Trustee              October 23, 1997
-------------------------------
     Irving L. Thode


 /s/ H. Richard Vartabedian             President            October 23, 1997
-------------------------------         and Trustee
     H. Richard Vartabedian


             *                          Trustee              October 23, 1997
-------------------------------
     W. Perry Neff


             *                          Trustee              October 23, 1997
-------------------------------
     Roland R. Eppley, Jr.


             *                          Trustee              October 23, 1997
-------------------------------
     W.D. MacCallan


             *                          Trustee              October 23, 1997
-------------------------------
     Sarah E. Jones



/s/ Martin Dean                         Treasurer and        October 23, 1997
-------------------------------         Principal
    Martin Dean                         Accounting
                                        Officer


/s/ H. Richard Vartabedian              Attorney in Fact     October 23, 1997
-------------------------------
    H. Richard Vartabedian